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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                                     May 6, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  New England Variable Life Separate Account
          File No. 333-73676 (Zenith Flexible Life 2002)
          Rule 497(j) Certification

Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI for that product contained in the Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on April 23, 2009.

     If you have any questions, please contact me at (617) 578-3031.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        John E. Connolly, Jr.